Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities
Schedule of other liabilities

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
Non-current other liabilities
Advance from depositary	142,531	126,828
Total	142,531	126,828
Current other liabilities
Advance from depositary – current portion	38,759	23,880
Total	38,759	23,880